Income taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	$ 1,375	$ 4,079	$ 8,395	$ 5,454	$ 16,266
Exchange variation (not taxable) or not deductible	368	(200)	71	168	118
Income before income taxes, equity results and noncontrolling interests after exchange variation	1,743	3,879	8,466	5,622	16,384
Tax at Brazilian composite rate	(592)	(1,319)	(2,878)	(1,911)	(5,570)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	341	379	258	720	694
Difference on tax rates of foreign income	164	296	219	460	967
Tax incentives		90	192	90	363
Reversal/Constitution of provisions for loss of tax loss carryfoward			(141)
Other non-taxable, income/non deductible expenses	(89)	1	(57)	(88)	(238)
Income tax per consolidated statements of income	(176)			(729)
Reversal of deferred income tax	1,236			1,236
Income taxes per consolidated statements of income	1,060	(553)	(2,407)	507	(3,784)
Brazil
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	1,613	2,957	7,303	4,570	11,821
Income before income taxes, equity results and noncontrolling interests after exchange variation	1,613	2,957	7,303	4,570	11,821
Tax at Brazilian composite rate	(548)	(1,006)	(2,483)	(1,554)	(4,019)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	341	379	258	720	694
Tax incentives		90	192	90	363
Other non-taxable, income/non deductible expenses	(46)	28	(63)	(18)	(50)
Income tax per consolidated statements of income	(253)			(762)
Reversal of deferred income tax	1,236			1,236
Income taxes per consolidated statements of income	983	(509)	(2,096)	474	(3,012)
Foreign
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	(238)	1,122	1,092	884	4,445
Exchange variation (not taxable) or not deductible	368	(200)	71	168	118
Income before income taxes, equity results and noncontrolling interests after exchange variation	130	922	1,163	1,052	4,563
Tax at Brazilian composite rate	(44)	(313)	(395)	(358)	(1,551)
Adjustments to derive effective tax rate:
Difference on tax rates of foreign income	164	296	219	460	967
Reversal/Constitution of provisions for loss of tax loss carryfoward			(141)
Other non-taxable, income/non deductible expenses	(43)	(27)	6	(70)	(188)
Income tax per consolidated statements of income	77			32
Income taxes per consolidated statements of income	$ 77	$ (44)	$ (311)	$ 32	$ (772)